INCOME TAX EXPENSE - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended	36 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
INCOME TAX EXPENSE
Unrecognized tax benefits, income tax penalties and interest accrued		¥ 0	¥ 0	¥ 0
CHINA
INCOME TAX EXPENSE
Statutory Income Tax Rate	25.00%
Tax reduction percentage	50.00%
CHINA | Maximum
INCOME TAX EXPENSE
Tax reduction percentage	75.00%
CHINA | Minimum
INCOME TAX EXPENSE
Tax reduction percentage	50.00%
HONG KONG
INCOME TAX EXPENSE
Income tax applicable tax rate		16.50%
Assessable profits			¥ 0
UNITED STATES
INCOME TAX EXPENSE
Statutory Income Tax Rate		21.00%
CA
INCOME TAX EXPENSE
State income tax rate		8.84%
Percentage of withholding tax rate on dividends payable to non US resident enterprises		30.00%